Concentrations (Details) - Schedule of Details of Customers Accounts Receivable - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentrations (Details) - Schedule of Details of Customers Accounts Receivable [Line Items]
Accounts receivable, Amount	$ 7,138,268	$ 6,247,076	$ 4,511,201
Accounts receivable, Percentage	91.00%	97.00%	80.00%
Customer A [Member]
Concentrations (Details) - Schedule of Details of Customers Accounts Receivable [Line Items]
Accounts receivable, Amount	$ 5,274,060	$ 4,256,804	$ 3,001,818
Accounts receivable, Percentage	67.00%	66.00%	53.00%
Customer B [Member]
Concentrations (Details) - Schedule of Details of Customers Accounts Receivable [Line Items]
Accounts receivable, Amount	$ 1,864,208	$ 1,027,238
Accounts receivable, Percentage	24.00%	16.00%
Customer C [Member]
Concentrations (Details) - Schedule of Details of Customers Accounts Receivable [Line Items]
Accounts receivable, Amount		$ 963,034	$ 1,509,383
Accounts receivable, Percentage		15.00%	27.00%